Stockholders' Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Feb. 25, 2022	Sep. 01, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Common Stock, shares authorized (in Shares)	600,000,000	600,000,000		600,000,000	600,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	1,000,000	1,000,000		1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Redemption price	$ 0.1
Fair market value, maximum conversion ratio (in Shares)	0.361
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price of warrants			$ 11.5
Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Stock price redemption threshold	$ 10
Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Stock price redemption threshold	18
Public Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value	18
Stock price redemption threshold	18
Redemption price	$ 0.01
Public Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants outstanding (in Shares)	5,519,991	5,519,991
Exercise price of warrants		$ 11.5
Stock price redemption threshold	$ 10
Private Placement Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants outstanding (in Shares)	5,013,333	5,013,333
Exercise price of warrants		$ 11.5
Stock price redemption threshold	$ 10